Balance Sheet Components - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Balance Sheet Related Disclosures [Abstract]
Depreciation and amortization	$ 1,412	$ 532	$ 3,248	$ 4,616	$ 4,114